UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21200

The Denali Fund Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

Portfolio of Investments as of January 31, 2008 (Unaudited)	The Denali Fund Inc.

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS-95.0%
DOMESTIC COMMON STOCKS-53.0%

Real Estate Investment Trust (REIT)-52.1%
67,388	American Financial Realty Trust	$554,603
16,700	Apartment Investment & Management Company Series T†	349,364
54,500	Ashford Hospitality Trust, Inc.	340,625
18,900	AvalonBay Communities, Inc.	1,775,655
35,000	Camden Property Trust	1,727,250
12,200	CBRE Realty Finance, Inc.	69,418
161,175	Crystal River Capital, Inc.	2,259,674
22,800	Eagle Hospitality Properties Trust, Inc.	232,275
42,800	EastGroup Properties, Inc.	1,771,492
8,800	FelCor Lodging Trust, Inc. Series A†	174,592
180,600	Glimcher Realty Trust	2,394,756
30,200	Glimcher Realty Trust Series F†	662,890
8,500	Glimcher Realty Trust Series G†	167,195
106,300	HCP, Inc.	3,232,583
14,600	Hersha Hospitality Trust Series A†	335,800
69,800	Highwoods Properties, Inc.	2,089,114
86,700	Kilroy Realty Corporation	4,250,901
12,500	LaSalle Hotel Properties Series D†	256,250
21,000	LaSalle Hotel Properties Series E†	472,500
50,000	LBA Realty Fund II-WBP I LLC Series A†	2,125,000
85,640	Lexington Realty Trust	1,280,318
71,000	Liberty Property Trust	2,279,810
56,000	LTC Properties, Inc. Series E†	2,912,000
68,000	Mack-Cali Realty Corporation	2,415,360
20,400	Maguire Properties, Inc.	562,632
33,600	Nationwide Health Properties, Inc.	1,060,416
20,000	Newcastle Investment Corporation Series B†	398,000
25,300	Newcastle Investment Corporation Series D†	382,030
20,000	Strategic Hotels & Resorts, Inc. Series B†	426,800
37,200	Strategic Hotels & Resorts, Inc. Series C†	781,200
171,400	Tanger Factory Outlet Centers	6,439,498
48,700	UDR, Inc.	1,111,821
301,200	Ventas, Inc.	13,313,040
78,000	Vornado Realty Trust	7,051,200
		65,656,062

Registered Investment Company (RIC)-0.9%
60,000	Flaherty & Crumrine Claymore Preferred Securities Income Fund, Inc.	1,070,400
	Total Domestic Common Stocks (cost $41,896,162)	66,726,462

AUCTION MARKET PREFERRED SECURITIES-42.0%
160	Advent Claymore Global Convertible Securities & Income Fund Series W	4,000,000
112	Calamos Convertible Opportunities and Income Fund Series T†	2,800,000
160	Clough Global Allocation Fund	4,000,000

Shares/ Par Value	Description	Value (Note 1)
AUCTION MARKET PREFERRED SECURITIES - continued
160	Clough Global Opportunities Fund Series W†	$4,000,000
52	Cohen & Steers Premium Income Realty Fund, Inc. Series M†	1,300,000
160	Cohen & Steers REIT and Preferred Income Fund, Inc.†	4,000,000
160	Cohen & Steers REIT and Utility Income Fund, Inc.†	4,000,000
120	Cohen & Steers Select Utility Fund, Inc.†	3,000,000
200	Duff & Phelps Utility and Corporate Bond Trust, Inc. Series T†	5,000,000
90	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc. Series M†	2,250,000
40	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc. Series T†	1,000,000
160	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc. Series W†	4,000,000
76	Gabelli Dividend & Income Trust Series C†	1,900,000
80	Neuberger Berman Real Estate Fund, Series A	2,000,000
130	PIMCO Corporate Opportunity Fund, Series W†	3,250,000
80	Pioneer Municipal and Equity Income Trust†	2,000,000
93	TS&W/Claymore Tax Added Balance Fund	2,325,000
80	Western Asset Premier Bond Fund Series M†	2,000,000
	Total Auction Market Preferred Securities (cost $52,825,000)	52,825,000

	Total Long Term Investments (cost $94,721,162)	119,551,462

SHORT TERM INVESTMENT-0.6%
BANK DEPOSITS-0.6%
753,413	Eurodollar Time Deposit, 3.450% due 02/01/08	753,413

Total Investments-95.6%

	(cost $95,474,575)	120,304,875
	Other Assets and Liabilities-4.4%	5,599,695
	Total Net Assets Available to Common Stock and Preferred Stock-100%	125,904,570
	Auction Market Preferred Stock (AMPs) Redemption Value	(42,000,000)
	Total Net Assets Available to Common Stock	$83,904,570

†	Non-income producing security.

The Denali Fund Inc.

Notes to the Schedule of Investments

January 31, 2008 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: Investments in equity securities by the Fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.  Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

Interest rate swaps: The Fund may enter into interest rate swap transactions, with institutions that Management has determined are creditworthy, to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. Under the terms of the interest rate swap contracts, the Fund agrees to pay the swap counter party a fixed-rate payment in exchange for the counter party’s paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund’s variable-rate payment obligation on the Fund’s Preferred Shares. The fixed-rate and variable-rate payment flows are netted against each other, with the difference being paid by one party to the other on a monthly basis. The Fund segregates cash or liquid securities having a value at least equal to the Fund’s net payment obligations under any swap transaction, marked to market daily.

Risks may arise if the counter party to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counter party is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise from movements in interest rates unanticipated by Management.

At January 31, 2008, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund(1)	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$13,000,000	February 12, 2008	3.396%	5.232%	$11,933	$4,324	$16,257
Citibank, N.A.	13,000,000	February 12, 2010	3.923%	5.232%	$8,558	$(271,825)	$(263,267)
					$20,491	$(267,501)	$(247,010)

(1)  30 day LIBOR (London Interbank Offered Rate) at January 12, 2008.

Repurchase agreements: The Fund may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement. The Fund had no outstanding repurchase agreements as of January 31, 2008.

Note 2.  Unrealized Appreciation/ (Depreciation)

At January 31, 2008, based on cost of $95,475,940 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess value of over tax cost was $29,037,113 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,208,178.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Denali Fund Inc.

By	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	3/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	3/28/08

By	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer (Principal Financial Officer)

Date	3/28/08